Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Financial Liabilities
Other financial liabilities as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Derivative liabilities	￦	38,631	108,786
Financial guarantee liabilities		5,114	4,972
Others(*1)		119,881	7,117

	￦	163,626	120,875

Non-current
Derivative liabilities	￦	81,291	2,236
Financial guarantee liabilities		7,858	8,944
Others		64,633	61,740

	￦	153,782	72,920

(*1)
The Company has recognized other financial liabilities in connection with the put option agreement which Posco Future Materials Canada Inc., a subsidiary, has entered into with GM Battery Raw Materials Corporation for the year ended December 31, 2023. The put option agreement expired for the year ended December 31, 2024.

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities
Other payables as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Accounts payable	￦	1,174,097	1,652,957
Accrued expenses		1,046,891	1,275,068
Dividend payable		3,261	4,182
Lease liabilities		163,952	161,601
Deposits withheld		349,277	370,063

	￦	2,737,478	3,463,871

Non-current
Accounts payable	￦	14,143	6,096
Accrued expenses		8,073	11,979
Lease liabilities		760,368	744,500
Long-term deposits withheld		90,981	46,437

	￦	873,565	809,012